Interests in associates and joint ventures - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interests in associates and joint ventures
Interests in associates and joint ventures - in the opening balance	€ 1,440	€ 98	€ 103
Dividends	(5)	(3)	(4)
Share of profits (losses)	(2)	3	(2)
Impairment			0
Change in components of other comprehensive income	51	3
Changes in the scope of consolidation	(3)	1,345
Change in capital	11	3	19
Translation adjustment	(2)	(4)	(12)
Reclassifications and other items	(3)	(6)	(6)
Interests in associates and joint ventures - in the closing balance	€ 1,486	€ 1,440	€ 98